UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-9617

Name of Fund:  Merrill Lynch Strategy Series, Inc.
               Merrill Lynch Strategy Growth and Income Fund
               Merrill Lynch Strategy Long-Term Growth Fund
               Merrill Lynch Strategy All-Equity Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Strategy Series, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch Strategy Growth and Income Fund

Schedule of Investments as of March 31, 2005
                                                                                                                 Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series +                                           $     2,679,173
Funds - 56.5%                 Master Mid Cap Index Series +                                                       3,026,482
                              Master S&P 500 Index Series +                                                      19,424,402
                              Master Small Cap Index Series +                                                       564,811

                              Total Investments in Underlying Equity Funds (Cost - $27,859,848)                  25,694,868


Underlying Fixed Income       Master Aggregate Bond Index Series +                                               16,934,251
Funds - 37.2%

                              Total Investments in Underlying Fixed Income Funds (Cost - $15,791,183)            16,934,251


Short-Term                    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I +                           2,868,735
Securities - 6.3%

                              Total Investments in Short-Term Securities (Cost - $2,868,735)                      2,868,735


Total Investments (Cost - $46,519,766*) - 100.0%                                                                 45,497,854
Liabilities in Excess of Other Assets - 0.0%                                                                       (10,341)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $    45,487,513
                                                                                                            ===============

 + Investments in companies considered to be an affiliate of the Corporation
   (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                               Realized      Net Investment
   Affiliate                                      Contributions        Withdrawals       Gains (Losses)              Income
   Master Aggregate Bond Index Series                         -                  -          $    17,768        $    176,752
   Master International Index Series                          -                  -          $     2,541        $     16,926
   Master Mid Cap Index Series                                -       $    100,000          $    11,292        $     12,181
   Master S&P 500 Index Series                                -       $  2,980,000          $  (82,202)        $    102,634
   Master Small Cap Index Series                              -       $  1,050,000          $     1,220        $      2,031
   Merrill Lynch Liquidity Series, LLC
     Cash Sweep Series I                           $  2,822,658++                -                  -          $      5,453

     ++ Represents net contributions.


 * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     46,976,414
                                                   ================
    Gross unrealized appreciation                  $      1,312,892
    Gross unrealized depreciation                       (2,791,452)
                                                   ----------------
    Net unrealized depreciation                    $    (1,478,560)
                                                   ================


Merrill Lynch Strategy Long-Term Growth Fund

Schedule of Investments as of March 31, 2005

                                                                                                                 Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series +                                           $     6,202,584
Funds - 80.3%                 Master Mid Cap Index Series +                                                       6,743,816
                              Master S&P 500 Index Series +                                                      44,375,618
                              Master Small Cap Index Series +                                                     1,439,063

                              Total Investments in Underlying Equity Funds (Cost - $51,652,055)                  58,761,081


Underlying Fixed              Master Aggregate Bond Index Series +                                               10,989,764
Income Funds - 15.0%

                              Total Investments in Underlying Fixed Income Funds (Cost - $10,636,001)            10,989,764


Short-Term                    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I +                           3,434,506
Securities - 4.7%

                              Total Investments in Short-Term Securities (Cost - $3,434,506)                      3,434,506


Total Investments (Cost - $65,722,562*) - 100.0%                                                                 73,185,351
Liabilities in Excess of Other Assets - 0.0%                                                                       (14,502)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $    73,170,849
                                                                                                            ===============

 + Investments in companies considered to be an affiliate of the Corporation
   (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                                               Realized      Net Investment
   Affiliate                                      Contributions        Withdrawals       Gains (Losses)              Income
   Master Aggregate Bond Index Series                         -                  -          $    11,530         $   114,705
   Master International Index Series               $  1,250,000                  -          $     3,690         $    34,733
   Master Mid Cap Index Series                                -       $    210,000          $    25,173         $    27,139
   Master S&P 500 Index Series                                -       $  4,500,000          $ (185,895)         $   226,356
   Master Small Cap Index Series                              -       $  2,320,000          $     2,799         $     4,752
   Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                          $  3,375,810 ++               -                    -         $     6,370

     ++ Represents net contributions.


 * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     66,307,889
                                                   ================
    Gross unrealized appreciation                  $      6,877,462
    Gross unrealized depreciation                                 -
                                                   ----------------
    Net unrealized appreciation                    $      6,877,462
                                                   ================


Merrill Lynch Strategy All-Equity Fund

Schedule of Investments as of March 31, 2005
                                                                                                                 Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series +                                           $     4,987,008
Funds - 100.6%                Master Mid Cap Index Series +                                                       6,054,885
                              Master S&P 500 Index Series +                                                      34,325,296
                              Master Small Cap Index Series +                                                     1,246,819

Total Investments (Cost - $41,813,987*) - 100.6%                                                                 46,614,008
Liabilities in Excess of Other Assets - (0.6%)                                                                    (281,990)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $    46,332,018
                                                                                                            ===============

 + Investments in companies considered to be an affiliate of the Corporation
   (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                               Realized      Net Investment
   Affiliate                                      Contributions        Withdrawals       Gains (Losses)              Income
   Master International Index Series              $   2,000,000                  -         $      1,222         $    24,383
   Master Mid Cap Index Series                                -       $    190,000         $     22,600         $    24,367
   Master S&P 500 Index Series                                -       $  3,380,000         $  (142,542)         $   173,278
   Master Small Cap Index Series                              -       $  1,900,000         $      2,330         $     3,988
   Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                                     -++                -                    -         $       567

     ++ Represents net contributions.


 * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     42,388,888
                                                   ================
    Gross unrealized appreciation                  $      4,225,120
    Gross unrealized depreciation                                 -
                                                   ----------------
    Net unrealized appreciation                    $      4,225,120
                                                   ================


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Strategy Series, Inc.


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    Robert C. Doll, Jr.
       -------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Strategy Series, Inc.


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Strategy Series, Inc.


Date: May 23, 2005